Consolidated Statements of Changes in Stockholders Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, amount at Sep. 13, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock to founders, shares		2,000,000
Issuance of common stock to founders, amount	500,000	$ 20,000	480,000	0	0
Issuance of restricted common stock, shares		2,100,000
Issuance of restricted common stock, amount	0	$ 21,000	(21,000)	0	0
Issuance of common stock, net of issuance costs totaling $342,200, shares		16,552,500
Issuance of common stock, net of issuance costs totaling $342,200, amount	6,337,800	$ 165,525	6,172,275	0	0
Issuance of warrants to purchase common stock	1,735,841	0	1,735,841	0	0
Stock-based compensation	13,227	0	13,227	0	0
Foreign currency translation	18,723	0	0	18,723	0
Net loss	(2,607,927)	$ 0	0	0	(2,607,927)
Balance, shares at Dec. 31, 2021		20,652,500
Balance, amount at Dec. 31, 2021	5,997,664	$ 206,525	8,380,343	18,723	(2,607,927)
Issuance of common stock to founders, amount	50,000
Issuance of warrants to purchase common stock	8,119,959
Stock-based compensation	1,999,313	0	1,999,313	0	0
Foreign currency translation	236,307	0	0	236,307	0
Net loss	(4,945,139)	$ 0	0	0	(4,945,139)
Issuance of common stock, net of issuance costs of $380,747, shares		1,559,780
Issuance of common stock, net of issuance costs of $380,747, amount	2,738,812	$ 15,598	2,723,214	0	0
Issuance of common stock in connection with initial public offering, net of issuance costs of $1,209,496, shares		1,250,000
Issuance of common stock in connection with initial public offering, net of issuance costs of $1,209,496, amount	3,790,504	$ 12,500	3,778,004	0	0
Issuance of common stock upon exercise of warrants, shares		7,194,847
Issuance of common stock upon exercise of warrants, amount	0	$ 71,948	(71,948)	0	0
Issuance of restricted shares, shares		5,250,000
Issuance of restricted shares, amount	0	$ 52,500	(52,500)	0	0
Balance, shares at Dec. 31, 2022		35,907,127
Balance, amount at Dec. 31, 2022	$ 9,817,461	$ 359,071	$ 16,756,426	$ 255,030	$ (7,553,066)